Goldman Sachs Equal Weight US Large Cap Equity ETF Investment Strategy - Goldman Sachs Equal Weight US Large Cap Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. The Index is designed to measure the performance of equity securities of large capitalization U.S. issuers. The Index is an equal-weight version of the Solactive US Large Cap Index, a market capitalization-weighted index that includes equity securities of approximately 500 of the largest U.S. companies. The Index includes the same constituents as the Solactive US Large Cap Index. However, unlike the Solactive US Large Cap Index, in which each security is weighted based on its market value, each security in the Index is given the same weight, approximately 0.2% of the Index, at each rebalance. As of December 1, 2025, the Index consisted of 499 securities with a market capitalization range between approximately $12.8 billion and $4.3 trillion, and an average market capitalization of approximately $127.4 billion. The Index is reconstituted on a semi-annual basis in May and November to reflect changes in the constituents of the Solactive US Large Cap Index. New securities from initial public offerings are also added on a semi-annual basis in February and August, subject to fulfillment of certain eligibility criteria. The Index is normally rebalanced on a monthly basis to weight all constituents equally. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Fund seeks to invest in the Index components in approximately the same weighting that such components have within the Index at the applicable time. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in the approximate Index weight. In these circumstances, the Fund may purchase a sample of securities in the Index. There may also be instances in which the Investment Adviser may choose to underweight or overweight a security in the Fund’s Index, purchase securities not in the Fund’s Index that the Investment Adviser believes are appropriate to substitute for certain securities in such Index or utilize various combinations of other available investment techniques. The Index is owned and calculated by Solactive AG (“Solactive” or the “Index Provider”). The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated.